Stock-based Compensation - Schedule of Stock Option Activity (Detail) - Successor [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	17,100,000	16,177,882
Granted	1,200,000	1,558,159
Exercised	(5,000,000)	(363,248)
Forfeited	0	(275,757)
Ending balance	13,300,000	17,100,000
Vested and expected to vest, shares	13,300,000	17,097,036
Exercisable, shares	12,100,000	2,878,469
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 9.38	$ 9.32
Granted (in dollars per share)	31.91	9.62
Exercised (in dollars per share)	9.45	8.03
Forfeited (in dollars per share)	0	9.32
Ending balance (in dollars per share)	11.34	9.38
Vested and expected to vest, weighted average exercise price (in dollars per share)	11.34	9.38
Exercisable, weighted average exercise price (in dollars per share)	$ 9.35	$ 9.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Vested and expected to vest, aggregate intrinsic value	$ 289.5	$ 284.5
Exercisable, aggregate intrinsic value	$ 288.1	$ 47.6
Vested and expected to vest, aggregate intrinsic value
Vested and expected to vest, weighted average remaining contractual term	8 years 3 months 4 days	8 years 6 months 29 days
Exercisable, weighted average remaining contractual term	8 years 1 month 10 days	8 years 5 months 9 days